Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

A member of the Company’s management is the controlling person of Aegea Biotechnologies, Inc., or Aegea. On September 2, 2012, the Company entered into an Assignment and Exclusive Cross-License Agreement, or the Cross-License Agreement, with Aegea. The Company received payments totaling $19,047 and $15,325 during the year ended December 31, 2016 and the nine months ended September 30, 2017, respectively, from Aegea as reimbursements for shared patent costs under the Cross-License Agreement.

Pursuant to a sublease agreement dated March 30, 2015, the Company subleased 9,849 square feet, plus free use of an additional area, of its San Diego facility to an entity affiliated with the Company’s non-executive Chairman for $12,804 per month, with a refundable security deposit of $12,804 received from the subtenant. The initial term of the sublease expired on July 31, 2015, and was subject to renewal on a month-to-month basis thereafter. On February 1, 2017, the Company received notice from the subtenant terminating the sublease effective March 31, 2017. During the three months ended September 30, 2017, the total amount of the $12,804 security deposit previously received from the subtenant was applied against approximately $16,000 in additional rents owed as a result of the subtenant continuing to occupy the subleased areas beyond March 31, 2017, and the balance of approximately $3,200 due to the Company was waived. A total of $115,236 and $51,216 in rental income was recorded to other income/(expense) in the Company’s unaudited condensed statements of operations and comprehensive loss during the nine months ended September 30, 2016 and 2017, respectively.

Three members of the Company’s Board of Directors participated in its public offering in May 2016, purchasing an aggregate of 58,335 shares of the Company’s common stock and warrants to purchase up to an aggregate of 40,832 shares of its common stock for total gross proceeds to the Company of $175,000. Additionally, a trust affiliated with Claire K.T. Reiss, who at the time was the beneficial owner of more than 10% of the Company’s outstanding common stock, participated in the Company’s public offering in May 2016, purchasing 204,758 shares of its common stock and warrants to purchase up to 143,330 shares of its common stock for total gross proceeds to the Company of $614,273.

Seven members of the Company’s Board of Directors, including its CEO, and all three of the Company’s other executive officers participated in the Company’s public offering in October 2016, purchasing an aggregate of 534,088 shares of common stock and warrants to purchase up to an aggregate of 534,088 shares of common stock for total gross proceeds to the Company of $587,497. Additionally, a trust affiliated with Claire K.T. Reiss, who at the time was the beneficial owner of more than 10% of the Company’s outstanding common stock, participated in the Company’s public offering in October 2016, purchasing 227,272 shares of its common stock and warrants to purchase up 227,272 shares of its common stock for total gross proceeds to the Company of $249,999. Further, several of the Company’s employees and one of its consultants participated in the Company’s public offering in October 2016, purchasing an aggregate of 79,090 shares of its common stock and warrants to purchase up to an aggregate of 79,090 shares of its common stock for total aggregate gross proceeds to the Company of $86,999.

15. Related Party Transactions

All of the members of the Company’s Board of Directors participated in its public offering in February 2015, purchasing an aggregate 47,331 shares of the Company’s common stock and warrants to purchase up to an aggregate of 47,331 shares of its common stock for total proceeds of $177,500 (see Note 4).

Three members of the Company’s Board of Directors participated in its public offering in May 2016, purchasing an aggregate of 58,335 shares of the Company’s common stock and warrants to purchase up to an aggregate of 40,832 shares of its common stock for total gross proceeds to the Company of $175,000. Additionally, a trust affiliated with a beneficial owner of more than 10% of the Company’s outstanding common stock at the time, Claire K.T. Reiss, participated in its public offering in May 2016, purchasing 204,758 shares of its common stock and warrants to purchase up to 143,330 shares of its common stock for total gross proceeds to the Company of $614,273 (see Note 4).

Seven members of the Company’s Board of Directors, including its Chief Executive Officer, and all three of the Company’s other executive officers participated in the Company’s public offering in October 2016, purchasing an aggregate of 534,088 shares of common stock and warrants to purchase up to an aggregate of 534,088 shares of common stock for total gross proceeds to the Company of $587,497. Additionally, a trust affiliated with a beneficial owner of more than 10% of the Company’s outstanding common stock prior to the Company’s public offering in October 2016, Claire K.T. Reiss, participated in the Company’s public offering in October 2016, purchasing 227,272 shares of its common stock and warrants to purchase up 227,272 shares of its common stock for total gross proceeds to the Company of $249,999. Further, several of the Company’s employees and one of its consultants participated in the Company’s public offering in October 2016, purchasing an aggregate of 79,090 shares of its common stock and warrants to purchase up to an aggregate of 79,090 shares of its common stock for total aggregate gross proceeds to the Company of $86,999.

A member of the Company’s management is the controlling person of Aegea Biotechnologies, Inc., or Aegea. On September 2, 2012, the Company entered into an Assignment and Exclusive Cross-License Agreement, or the Cross-License Agreement, with Aegea. The Company received payments totaling $25,763 and $19,047 during the years ended December 31, 2015 and 2016, respectively, from Aegea as reimbursements for shared patent costs under the Cross-License Agreement.

Pursuant to a sublease agreement dated March 30, 2015, the Company subleased 9,849 square feet, plus free use of an additional area, of its San Diego facility to an entity affiliated with the Company’s non-executive Chairman for $12,804 per month, with a refundable security deposit of $12,804 due from the subtenant. The initial term of the sublease expired on July 31, 2015, and was subject to renewal on a month-to-month basis thereafter. A total of $102,432 and $153,648 in rental income was recorded to other income/(expense) in the Company’s statement of operations and comprehensive loss during the years ended December 31, 2015 and 2016, respectively. On February 1, 2017, the Company received notice from the subtenant terminating the sublease effective March 31, 2017.

The Company believes that these transactions were on terms at least as favorable to the Company as could have been obtained from unrelated third parties.